Operating Segment Table - MD&A (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 10,535	$ 9,754	$ 9,582	$ 9,885	$ 10,380	$ 9,918	$ 10,042	$ 9,812	$ 39,756	$ 40,152	$ 41,710
Segment profit									6,338	6,533	6,537
Income Tax Expense (Benefit)	81	103	(123)	301	(1,035)	297	243	(26)	362	(521)	1,083
Interest On Loans									16,386	16,915	17,350
Preferred stock dividends declared									(322)	(298)	(123)
Earnings (loss) from discontinued operations, net of taxes									896	(329)	(322)
Earnings (loss) from continuing operations attributable to GECC common shareowner									6,016	6,235	6,414
Net Income (Loss) Available to Common Stockholders, Basic	1,912	1,549	1,828	1,945	773	1,812	1,801	1,818	6,912	5,906	6,092
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									36,592	36,929	38,563
Segment profit									6,734	7,590	7,260
Preferred stock dividends declared									322	298	123
Earnings (loss) from discontinued operations, net of taxes									896	(329)	(322)
Earnings (loss) from continuing operations attributable to GECC common shareowner									6,016	6,235	6,414
Net Income (Loss) Available to Common Stockholders, Basic									6,912	5,906	6,092
Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
CLL [Member]
Segment Reporting Information [Line Items]
Revenues									14,612	14,285	16,411
Segment profit									2,271	1,965	2,401
Income Tax Expense (Benefit)									701	143	742
Interest On Loans									4,065	4,510	5,121
CLL [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									14,630	14,316	16,458
CLL [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									18	31	47
Consumer [Member]
Segment Reporting Information [Line Items]
Revenues									15,023	15,726	15,300
Segment profit									3,016	4,319	3,207
Income Tax Expense (Benefit)									736	(7)	1,141
Interest On Loans									11,849	11,855	11,631
Consumer [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									15,023	15,741	15,303
Consumer [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0	15	3
Energy Financial Services [Member]
Segment Reporting Information [Line Items]
Revenues									1,697	1,526	1,508
Segment profit									401	410	432
Income Tax Expense (Benefit)									(193)	(141)	(186)
Interest On Loans									79	125	136
Energy Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									1,697	1,526	1,508
Energy Financial Services [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
GECAS [Member]
Segment Reporting Information [Line Items]
Revenues									5,242	5,346	5,294
Segment profit									1,046	896	1,220
Income Tax Expense (Benefit)									(78)	(106)	5
Interest On Loans									305	344	398
GECAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									5,242	5,346	5,294
GECAS [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									3,182	3,269	3,197
Segment profit									(396)	(1,057)	(723)
Income Tax Expense (Benefit)									(804)	(410)	(619)
Interest On Loans									88	81	64
Corporate Items And Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									3,164	3,223	3,147
Corporate Items And Eliminations [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									$ (18)	$ (46)	$ (50)